Organization and Description of Business (Details Narrative) - USD ($) $ in Millions		12 Months Ended
	May 27, 2021	Dec. 31, 2021	Jul. 08, 2019
Common Stock [Member]
Number of shares issued		40,000,000
RLSP [Member]
Capital Units, Value			$ 20
RLSP [Member] | Common Stock [Member]
Number of shares issued	40,000,000